Equity (Details) - Schedule of Treasury share activity - Treasury shares [member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Schedule of Treasury share activity [Line Items]
Balance at the beginning of the period, quantity		80,062,600	12,848,500
Balance at the beginning of the period		$ 619,298	$ 107,550
Balance at the end of the period, quantity			80,062,600
Balance at the end of the period			$ 619,298
Purchase of treasury shares, quantity		97,687,600	396,907,500
Purchase of treasury shares		$ 719,393	$ 1,922,142
Disposal of treasury shares, quantity		(22,000,000)	(80,000,000)
Disposal of treasury shares		$ (169,408)	$ (713)
Treasury shares used in stock option plan, quantity	[1]		(186,324)
Treasury shares used in stock option plan	[1]
Cancellation of treasury shares, quantity		(155,750,200)	(249,507,076)
Cancellation of treasury shares		$ (1,121,507)	$ (811)
Exchange variation, quantity
Exchange variation		$ (47,776)	$ (1,408,870)

[1]	Refers to treasury shares for stock options exercised effectively.